Regulatory Matters and Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Matters and Stockholders' Equity [Abstract]
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations [Table Text Block]

					To be Well Capitalized
					under Prompt
			For Capital Adequacy		Corrective Action
	Actual		Purposes		Provision
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)

As of December 31, 2013:
Total capital (to risk-weighted assets)	$85,667	16.86%	≥$40,660	≥8.00%	≥$50,825	≥10.00%
Tier 1 capital (to risk-weighted assets)	79,959	15.73	≥20,330	≥4.00	≥30,495	≥6.00
Tier 1 capital (to average assets)	79,959	11.51	≥27,792	≥4.00	≥34,740	≥5.00

As of December 31, 2012:
Total capital (to risk-weighted assets)	$80,747	16.74%	≥$38,596	≥8.00%	≥$48,245	≥10.00%
Tier 1 capital (to risk-weighted assets)	75,245	15.60	≥19,298	≥4.00	≥28,947	≥6.00
Tier 1 capital (to average assets)	75,245	11.20	≥26,862	≥4.00	≥33,577	≥5.00